Consolidated Statements of Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares
Profit or loss [abstract]
Research and development expenses	¥ (652,211)		$ (93,646)	¥ (518,021)	¥ (150,932)
Administrative expenses	(139,444)		(20,022)	(122,445)	(47,720)
Net impairment losses	(32,805)	[1]	(4,710)
Other income	6,438		924	18,996	6,989
Other (losses)/gains-net	12,433		1,785	(9,966)	(6,100)
Operating loss	(805,600)		(115,700)	(631,436)	(197,763)
Finance income	10,715		1,538	622	717
Finance cost	(144)		(21)	(44)	(2,893)
Finance (cost)/income-net	10,571		1,517	578	(2,176)
Fair value loss of financial instruments with preferred rights				(674,269)	(579,286)
Net loss before income tax	(795,018)		(114,152)	(1,305,127)	(779,225)
Income tax expense	(2,037)		(292)	(1,697)
Net loss	(797,055)		(114,444)	(1,306,824)	(779,225)
Net loss attributable to:
Owners of the Company	¥ (797,055)		$ (114,444)	¥ (1,306,824)	¥ (779,225)
Loss per share
Basic net loss per share | (per share)	¥ (14.5)		$ (2.1)	¥ (25.0)	¥ (45.6)
Diluted net loss per share | (per share)	¥ (14.5)		$ (2.1)	¥ (25.0)	¥ (45.6)

[1]	The Group terminated a plan to build a facility for research and development laboratory, manufacturing and office use in the Taicang High-Tech Industrial Development Zone and recognized net impairment losses on the construction in process of RMB 32.8 million for the year ended December 31, 2022.